Net Loss Per Share - Basic and Diluted Net Loss Per Share to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to TOI (in thousands)	$ (10,927)	$ (14,322)
Basic weighted average shares outstanding (in shares)	66,230,606	59,117,723
Diluted weighted average shares outstanding (in shares)	66,230,606	59,117,723
Basic net loss per share attributable to TOI (in usd per share)	$ (0.16)	$ (0.24)
Diluted net loss per share attributable to TOI (in usd per share)	$ (0.16)	$ (0.24)